GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 99,967	$ 117,186	$ 96,545
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	39,110	41,238	35,143
Asia and Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	28,495	41,990	29,909
Americas (excluding the United States) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	14,347	3,299	5,323
Middle East and Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	9,809	15,352	4,820
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 8,206	$ 15,307	$ 21,350